THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30,1996
                                  (Unaudited)

                                                                               Value
                                                      Shares                 (note 1)
                                                -----------------     ---------------------
COMMON STOCKS - 68.22%

         Biopharmaceuticals - 1.57%
         (a)    Amgen, Inc.                                1,000                   $63,125
                                                                      ---------------------

         Chemicals - 1.20%
                Hanna (M.A.) Company                       2,100                    48,037
                                                                      ---------------------

         Commercial Services - 2.51 %
                Equifax, Inc.                              3,800                   100,700
                                                                      ---------------------

         Computers - 4.18 %
         (a)    Bay Networks                               2,500                    68,125
         (a)    EMC Corporation                            3,100                    70,137
                Hewlett-Packard Company                      600                    29,250
                                                                      ---------------------
                                                                                   167,512
                                                                      ---------------------
         Computer Software & Services - 7.52 %
         (a)    Cisco Systems, Inc.                        1,700                   105,400
         (a)    Microsoft Corporation                        300                    39,563
         (a)    Oracle Corporation                         1,525                    64,908
         (a)    Sterling Software, Inc.                    1,200                    91,650
                                                                      ---------------------
                                                                      ---------------------
                                                                                   301,521
                                                                      ---------------------
         Electrical Equipment - 1.92 %
                Belden, Inc.                                 200                     5,800
         (a)    Vishay Intertechnology, Inc.               3,065                    71,261
                                                                      ---------------------
                                                                                    77,061
                                                                      ---------------------
         Electronics - 3.96 %
                Motorola, Inc.                             1,180                    60,917
         (a)    Solectron Corporation                      2,000                    98,000
                                                                      ---------------------
                                                                                   158,917
                                                                      ---------------------
         Entertainment - 2.28 %
                Carnival Corporation                       2,950                    91,450
                                                                      ---------------------

         Financial Services - 4.89 %
                Green Tree Financial Corporation           2,600                   102,050
                T. Rowe Price Associates                   2,900                    94,250
                                                                      ---------------------
                                                                                   196,300
                                                                      ---------------------
         Financial - Banks, Money Center - 2.25 %
                Chase Manhattan Corporation                1,128                    90,240
                                                                      ---------------------

         Financial - Savings/Loans/Thrift - 2.03 %
         (a)    Glendale Federal Bank FSB                  4,600                    81,650
                                                                      ---------------------

         Household Products & Housewares - 1.94 %
                Newell Company                             2,600                    77,675
                                                                      ---------------------

         Insurance - Life & Health - 2.05 %
                AFLAC, Inc.                                2,275                    82,469
                                                                      ---------------------

                                                           (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30,1996
                                  (Unaudited)

                                                                                  Value
                                                          Shares                 (note 1)
                                                    -----------------     ---------------------
COMMON STOCKS - (Continued)

         Medical - Hospital Management & Service - 1.26 %
         (a)    Health Care and Retirement Corporation.        2,125                   $50,469
                                                                          ---------------------

         Mining - 1.02 %
                Minerals Technologies, Inc.                    1,100                    41,112
                                                                          ---------------------

         Miscellaneous - Manufacturing - 1.72 %
                Pall Corporation                               2,450                    69,212
                                                                          ---------------------

         Pharmaceuticals - 3.84 %
                Cardinal Health, Inc.                          1,100                    90,887
         (a)    R.P. Scherer Corporation                       1,300                    63,375
                                                                          ---------------------
                                                                                       154,262
                                                                          ---------------------
         Real Estate - 2.07 %
                The Rouse Company                              3,200                    83,200
                                                                          ---------------------

         Real Estate Investment Trust - 3.60 %
                General Growth Properties                      2,850                    71,250
                Post Properties, Inc.                          2,000                    73,250
                                                                          ---------------------
                                                                                       144,500
                                                                          ---------------------
         Restaurants & Food Service - 4.42 %
                The Cheesecake Factory                         3,350                    77,050
         (a)    Cracker Barrel Old Country Store, Inc.         4,400                   100,100
                                                                          ---------------------
                                                                                       177,150
                                                                          ---------------------
         Retail - Apparel - 1.23 %
                Nordstrom, Inc.                                1,300                    49,400
                                                                          ---------------------

         Retail - Department Stores - 1.99 %
                Dollar General Corporation                     2,550                    80,006
                                                                          ---------------------

         Retail - Drug Stores - 1.61 %
         (a)    Revco D.S., Inc.                               2,200                    64,625
                                                                          ---------------------

         Retail - Specialty Line - 4.18 %
         (a)    AutoZone, Inc.                                 3,300                    96,113
                Home Depot, Inc.                               1,250                    71,093
                                                                          ---------------------
                                                                                       167,206
                                                                          ---------------------
         Telecommunications Equipment - 1.16 %
         (a)    DSC Communications Corporation                 1,850                    46,597
                                                                          ---------------------

         Utilities - Gas - 1.82 %
                MCN Corporation                                2,700                    73,238
                                                                          ---------------------

         Total Common Stocks (Cost $2,131,531)                                       2,737,634
                                                                          ---------------------
                                                                               (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30,1996
                                  (Unaudited)

                                                                                             Interest       Maturity      Value
                                                                          Principal            Rate           Date      (note 1)
                                                                       --------------    -------------- -------------- -----------
U.S. GOVERNMENT OBLIGATIONS - 9.64%
                United States Treasury Note                                   $20,000          6.250%        08/15/23      $18,072
                United States Treasury Note                                    70,000          6.375%        07/15/99       70,230
                United States Treasury Note                                    90,000          6.375%        08/15/02       89,353
                United States Treasury Note                                   100,000          7.500%        02/15/05      105,172
                United States Treasury Note                                   100,000          7.750%        01/31/00      104,141
                                                                                                                       -----------
                                                                                                                           386,968
                                                                                                                       -----------
         Total U.S. Government Obligations (Cost $382,134)

CORPORATE OBLIGATIONS - 8.37%
                Alabama Power Co.                                              15,000          7.500%        02/01/23       14,616
                Boston Edison Co.                                              40,000          7.800%        05/15/10       39,211
                Chase Manhattan Corp                                           30,000          6.500%        08/01/05       28,200
                Citicorp                                                       15,000          7.125%        06/01/03       15,033
                Ford Motor Credit Corp                                         40,000          7.250%        09/01/10       37,600
                ITT Corporation                                                50,000          7.350%        11/15/15       46,988
                NationsBank Corporation                                        15,000          6.875%        02/15/05       14,597
                Rouse Company                                                  10,000          8.500%        01/15/03        9,910
                Time Warner Inc.                                               20,000          9.150%        02/01/23       20,919
                USF&G Corporation                                              60,000          7.125%        06/01/05       58,549
                Walt Disney Company                                            50,000          7.750%        09/30/11       50,146
                                                                                                                       -----------
                                                                                                                           335,769
                                                                                                                       -----------
         Total Corporate Obligations (Cost $341,754)

REPURCHASE AGREEMENT (b) - 13.05%
                Wachovia Bank                                                 523,903          5.750%        10/01/96      523,903
                                                                                                                       -----------
                (Cost $523,903)

Total Value of Investments (Cost $3,379,322 (c))                                                             99.28%      3,984,274
Other Assets Less Liabilities                                                                                 0.72%         29,044
                                                                                                        -------------  -----------
         Net Assets                                                                                         100.00%     $4,013,318
                                                                                                        =============  ===========

         (a)    Non-income producing investment.

         (b)    The repurchase agreement is fully collateralized by U.S.
                government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other funds administered by The Nottingham Company.

         (c) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

                Unrealized appreciation                                                                                   $648,908
                Unrealized depreciation                                                                                    (43,956)
                                                                                                                     --------------

                                     Net unrealized appreciation                                                          $604,952
                                                                                                                     ==============

See accompanying notes to financial statements

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               September 30,1996
                                  (Unaudited)

ASSETS
         Cash                                                                                    $34,772
         Investments, at value (cost $2,855,419)                                               3,460,371
         Repurchase Agreement (cost $523,903)                                                    523,903
         Interest receivable                                                                      12,267
         Dividends receivable                                                                      1,559
         Receivable for investments sold                                                           6,302
         Prepaid expenses                                                                          7,440
         Due from advisor (note 2)                                                                 2,485
                                                                                      -------------------

                Total assets                                                                   4,049,099
                                                                                      -------------------

LIABILITIES
         Accrued expenses                                                                            790
         Payable for investment purchases                                                         34,991
                                                                                      -------------------

                Total liabilities                                                                 35,781
                                                                                      -------------------

NET ASSETS
         (applicable to 278,534 Institutional Class shares outstanding; unlimited
         shares of no par value beneficial interest authorized)                               $4,013,318
                                                                                      ===================

NET ASSET VALUE AND REPURCHASE PRICE PER INSTITUTIONAL CLASS SHARE
         ($4,013,318 divided by 278,534 shares)                                                   $14.41
                                                                                      ===================

NET ASSETS CONSIST OF
         Paid-in capital                                                                      $3,237,192
         Undistributed net investment income                                                       1,107
         Undistributed net realized gain on investments                                          170,067
         Net unrealized appreciation on investments                                              604,952
                                                                                      -------------------
                                                                                              $4,013,318
                                                                                      ===================


See accompanying notes to financial statements

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                            STATEMENT OF OPERATIONS

                        Period ended September 30, 1996
                                  (Unaudited)

INVESTMENT INCOME

  Income
         Interest                                                       $37,021
         Dividends                                                       12,812
         Miscellaneous                                                        7
                                                                       --------

            Total income                                                 49,840
                                                                       --------

  Expenses
         Investment advisory fees (note 2)                               11,890
         Fund accounting fees (note 2)                                   10,528
         Professional fees                                                5,413
         Fund administration fees (note 2)                                4,573
         Custody fees                                                     3,009
         Registration and filing administration fees                      2,190
         Securities pricing fees                                          1,995
         Minimum fees                                                       524
         Shareholder recordkeeping fees                                     185
         Registration and filing expenses                                 3,261
         Trustee fees and meeting expenses                                2,816
         Other operating expenses                                         2,110
         Shareholder servicing expenses                                   1,786
         Printing expenses                                                  567
                                                                      ---------

            Total expenses                                               50,847
                                                                     ----------

            Less:
              Expense reimbursements (note 2)                           (17,019)
              Investment advisory fees waived (note 2)                  (11,890)
                                                                     -----------

            Net expenses                                                 21,938
                                                                     -----------

              Net investment income                                      27,902
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS

         Net realized gain from investment transactions                  26,108
         Increase in unrealized appreciation on investments             144,419
                                                                    -----------

            Net realized and unrealized gain on investments             170,527
                                                                     ----------

               Net increase in net assets resulting from operations    $198,429
                                                                     ==========



See accompanying notes to financial statements

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)


                                                              Period ended       Year ended
                                                             September 30,        March 31,
                                                                  1996              1996
                                                             --------------     ------------
INCREASE IN NET ASSETS

  Operations
     Net investment income                                         $27,902              $26,267
     Net realized gain from investment transactions                 26,108              313,572
     Increase in unrealized appreciation on investments            144,419              298,606
                                                                   ---------          ------------

        Net increase in net assets resulting from operations       198,429              638,445
                                                                   ---------          ------------
  Distributions to shareholders from
     Net investment income                                         (27,085)             (26,177)
     Net realized gain from investment transactions                      0             (176,122)
                                                                   ---------          ------------
        Decrease in net assets resulting from distributions        (27,085)            (202,299)
                                                                   ---------          ------------
  Capital share transactions
     Increase in net assets resulting from capital share
         transactions (a)                                          522,660              586,962
                                                                   ---------          ------------
           Total increase in net assets                            694,004            1,023,108

NET ASSETS

  Beginning of period                                            3,319,314            2,296,206
                                                                -----------          ------------
  End of period (including undistributed net investment income of $1,107 as of September 30,1996 and $290 as
           of March 31,1996)                                    $4,013,318           $3,319,314
                                                                ==========           ==========


(a) A summary of capital share activity follows:


                                         Period ended                   Year ended
                                       September 30,1996               March 31,1996

                                       Shares       Value         Shares             Value
                                       ------       -----         ------             -----
Shares sold                             44,545    $622,807          43,696          $598,095
Shares issued for reinvestment
  of distributions                       1,854      26,466          14,886           201,651
                                       ----------  --------       ---------        -----------
                                        46,399     649,273          58,582           799,746

Shares redeemed                         (9,043)   (126,613)        (16,078)         (212,784)
                                       ----------  --------       ---------        -----------
  Net increase                          37,356    $522,660          42,504          $586,962
                                       ==========  ========       =========        ============




See accompanying notes to financial statements

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)
                                   (Unaudited)

                                                                                                                      For the
                                                                                                                    period from
                                                                                                                  August 11, 1992
                                                                                                                   (commencement
                                                             Period ended  Year ended   Year ended   Year ended   of operations)
                                                             September 30,  March 31,    March 31,    March 31,     to March 31,
                                                                 1996         1996         1995        1994             1993
                                                             ------------- ----------   ----------   ----------     -----------
Net asset value, beginning of period                             $13.76       $11.56       $11.02       $10.62          $10.00

    Income from investment operations
       Net investment income                                       0.10         0.12         0.10         0.08            0.04
       Net realized and unrealized gain on investments             0.65         2.98         0.77         0.43            0.62
                                                                --------    ---------  -----------  -----------  --------------

               Total from investment operations                    0.75         3.10         0.87         0.51            0.66
                                                                --------   ----------  -----------  -----------  --------------

    Distributions to shareholders from
      Net investment income                                       (0.10)       (0.12)       (0.11)       (0.08)          (0.04)
      Net realized gain from investment transactions               0.00        (0.78)       (0.22)       (0.03)           0.00
                                                                 -------   ----------  -----------  -----------  --------------

               Total distributions                                (0.10)       (0.90)       (0.33)       (0.11)          (0.04)
                                                                 -------   ----------  -----------  -----------  --------------

Net asset value, end of period                                   $14.41       $13.76       $11.56       $11.02          $10.62
                                                                 =======   ==========  ===========  ===========  ==============

Total return                                                       5.46%        27.04%       8.04%        4.78%           6.60%
                                                                 ======    =========   ==========   ==========   =============

Ratios/supplemental data

Net assets, end of period                                    $4,013,318   $3,319,314   $2,296,206   $1,187,697        $761,645
                                                             ==========  =========== ============ ============ ===============

  Ratio of expenses to average net assets
    Before expense reimbursements and waived fees                  2.77%(a)  3.50%     5.43%         6.44%            9.56%(a)
    After expense reimbursements and waived fees                   1.20%(a)  1.59%     2.00%         2.00%            1.58%(a)

  Ratio of net investment income (loss) to average net assets
    Before expense reimbursements and waived fees                 (0.04%(a) (0.97)%   (2.44)%       (3.69)%          (7.13)%(a)
    After expense reimbursements and waived fees                   1.56%(a)  0.94%     1.00%         0.74%            0.85%(a)

  Portfolio turnover rate                                         12.47%    43.59%     9.51%        28.56%           20.90%


(a) Annualized.            See accompanying notes to financial statements

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                         NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                  (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Brown Capital Management Balanced Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on August 11, 1992.

              Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate.
                    No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

              D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.


                                                               (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                         NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1996
                                  (Unaudited)



              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

              F. Repurchase Agreements - The Fund may acquire U. S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant to an investment advisory agreement, Brown Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $25 million of average daily net assets and 0.50% of average daily net assets over $25 million.

              Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $11,890 ($0.05 per share) and has voluntarily agreed to reimburse $17,019 of the Fund's operating expenses for the period ended September 30, 1996.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for

                                                       (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                         NOTES TO FINANCIAL STATEMENTS

                                 March 31, 1996
                                   (Unaudited)


              its services, the Administrator receives a fee at the annual rate of 0.25% of the Fund's first $10 million of average daily net assets, 0.20% of the next $40 million of average daily net assets, 0.175% of the next $50 million of average daily net assets, and 0.15% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.

              At September 30, 1996, the Advisor and its officers held 17,595 shares or 6.32% of the Fund shares outstanding.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

              Purchases and sales of investments, other than short-term investments, aggregated $837,067 and $384,748, respectively, for the period ended September 30, 1996.